Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid expenses and other current assets
Schedule of prepaid expenses and other current assets

	As of December 31,
	2024	2025
	US$	US$
Costs to obtain contracts with customers	4,091	6,838
Cost to collect tuition fee from third-party payment channel	1,787	4,643
Deposit in third-party payment channel	1,736	3,553
Prepaid advertising expenses	573	2,157
Prepaid rental and other deposits	602	1,107
Due from the distributor	706	1,115
Prepaid professional service fees	65	263
Prepaid taxes	172	249
Prepaid Directors & Officers insurance	83	132
Others	1,091	1,378
Total	10,906	21,435